Subordinated Liabilities - Summary of Undated Subordinated Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
10.0625% Exchangeable Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%	10.0625%
First call date	n/a	n/a
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%	7.375%
Notes maturity, year	20 years	20 years
First call date	2020	2020
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%	7.125%
Notes maturity, year	30 years	30 years
First call date	2030	2030